Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
UK R&D tax credit	$ 4,610	$ 4,791
Prepaid insurance premium	3,154	212
Prepaid research and development	2,317	903
VAT recoverable	1,171	426
Deferred IPO costs	0	115
Other current assets	796	740
Prepaid expenses and other current assets	$ 12,048	$ 7,187